Earnings/(Losses) per Share - Diluted earnings/(losses) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings/(Losses) per Share [Abstract]
Weighted average number of outstanding ordinary shares in issue	59,715,173	54,659,315	52,563,387
Adjustment for share options	255,877
Weighted average number of outstanding ordinary shares in issue, diluted	59,971,050	54,659,315	52,563,387
Net income/(loss) for the year attributable to ordinary shareholders of the Company—Continuing operations	$ 11,698	$ (35,008)	$ (33,833)
Income from discontinued operation, net of tax			2,034
Net (income)/loss attributable to non-controlling interests			(1,017)
Net income for the year attributable to ordinary shareholders of the Company—Discontinued operation			1,017
Net (loss)/income attributable to ordinary shareholders of the Company	$ 11,698	$ (35,008)	$ (32,816)
Earnings/(losses) per share attributable to ordinary shareholders of the Company - diluted (US$ per share)
—Continuing operations (US$ per share)	$ 0.20	$ (0.64)	$ (0.64)
—Discontinued operations (US$ per share)			0.02
Diluted earnings/(losses) per share	$ 0.20	$ (0.64)	$ (0.62)